Summary of Significant Accounting Policies - Useful lives of PP&E (Details)	12 Months Ended
Dec. 31, 2022
Oil sands upgraders, extraction plants and mine facilities | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	20 years
Oil sands upgraders, extraction plants and mine facilities | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Oil sands mine equipment | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	5 years
Oil sands mine equipment | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	15 years
Oil sands in situ processing facilities
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	30 years
Power generation and utility plants | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	30 years
Power generation and utility plants | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Refineries and other processing plants | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	20 years
Refineries and other processing plants | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Marketing and other distribution assets | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	10 years
Marketing and other distribution assets | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Inspection, overhaul and turnaround activities | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	2 years
Inspection, overhaul and turnaround activities | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	5 years